UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Christina Massaro The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	Quarter ended August 31, 2008

Item 1.           Schedule of Investments

THE RESERVE FUND- PRIMARY FUND

SCHEDULE OF INVESTMENTS- AUGUST 31, 2008 (Unaudited)

Principal
Amount		Value

	Bank Notes-1.5%
$200,000,000	Bank of America, 2.85%, 10/14/08	$200,000,000
200,000,000	Wells Fargo NA, 2.42%, 9/5/08	200,000,000
100,000,000	Wells Fargo NA, 2.40%, 10/3/08	100,000,000
350,000,000	Wells Fargo NA, 2.68%, 11/28/08	350,000,000
100,000,000	Wells Fargo NA, 2.43%, 9/19/08	99,998,948
	Total Bank Notes (Cost $949,998,948)	949,998,948

	Negotiable Bank Certificates of Deposit – 18.6%

	Yankees – 18.6%
300,000,000	Abbey National America, 3.16%, 8/28/09	300,000,000
114,100,000	Abbey National America, 2.73%, 10/2/08	114,090,741
250,000,000	ABN Amro Bank Chicago, 2.73%, 11/4/08	250,002,172
150,000,000	ABN Amro Bank Chicago, 2.76%, 11/26/08	150,003,517
200,000,000	Allied Irish Bank NY, 2.72%, 10/6/2008	200,001,863
250,000,000	ANZ National International Ltd., 3.20%, 8/28/09	250,000,000
200,000,000	Bank of Ireland, 2.80%, 9/19/08	200,000,000
200,000,000	Bank of Ireland, 2.84%, 11/21/08	200,004,413
200,000,000	Bank of Ireland, 2.89%, 10/14/08	200,002,310
100,000,000	Bank of Montreal Chicago, 2.64%, 1/12/09	100,000,000
350,000,000	Bank of Tokyo-Mitsubishi, 2.68%, 9/9/08	350,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 2.77%, 10/7/08	100,000,000
100,000,000	Bank of Tokyo-Mitsubishi, 2.81%, 11/5/08	100,000,000
300,000,000	Barclay’s Bank PLC, 2.67%, 9/8/08	300,000,000
250,000,000	Barclay’s Bank PLC, 2.85%, 10/2/08	250,000,000
110,000,000	Barclay’s Bank PLC, 3.10%, 10/21/08	110,000,000
250,000,000	Barclay’s Bank PLC, 2.75%, 10/14/08	250,000,000
200,000,000	Barclay’s Bank PLC, 3.17%, 2/19/09	200,000,000
200,000,000	Barclay’s Bank PLC, 2.75%, 9/19/08	200,000,000
150,000,000	Barclay’s Bank PLC, 3.06%, 2/26/09	150,000,000
175,000,000	BNP Paribas, 2.76%, 11/10/08	175,000,000
200,000,000	BNP Paribas, 2.88%, 6/30/08	200,000,000
219,000,000	Calyon, 2.77%, 11/14/08	219,008,820
54,000,000	Calyon, 2.73%, 10/14/08	53,983,095
175,000,000	Calyon, 3.02%, 10/23/08	175,000,000
400,000,000	Calyon, 2.62%, 9/12/08	400,000,000
200,000,000	Credit Suisse NY, 2.98%, 11/28/08	200,000,000
250,000,000	Credit Suisse NY, 2.96%, 1/9/09	250,000,000
150,000,000	Credit Suisse NY, 3.07%, 4/8/09	150,000,000
100,000,000	Credit Suisse NY, 3.12%, 8/14/09	100,000,000
150,000,000	Depfa Bank NY, 2.79%, 10/1/08	150,000,000

200,000,000	Depfa Bank NY, 2.81%, 10/8/08	200,000,000
100,000,000	Depfa Bank NY, 2.81%, 10/21/08	100,000,000
150,000,000	Depfa Bank NY, 2.87%, 11/28/08	150,000,000
90,000,000	Deutsche Bank, 2.46%, 1/9/09	90,000,000
400,000,000	Deutsche Bank, 2.20%, 10/29/08	400,000,000
200,000,000	Deutsche Bank, 2.58%, 9/15/08	200,000,000
250,000,000	Deutsche Bank, 2.65%, 11/24/08	250,000,000
150,000,000	Dexia Bank, 2.80%, 9/22/08	150,000,414
47,000,000	Dexia Bank, 2.82%, 10/10/08	47,005,572
150,000,000	Fortis Bank NY, 2.80%, 10/17/08	150,000,000
250,000,000	Lloyds TSB Bank PLC NY, 2.60%, 10/01/08	250,000,000
200,000,000	Rabobank Nederland, 2.67%, 10/9/08	200,000,000
100,000,000	Royal Bank of Canada, Cayman, 2.76%, 12/1/08	100,002,481
100,000,000	Royal Bank of Scotland NY, 3.02%, 10/28/08	100,000,000
100,000,000	Royal Bank of Scotland NY, 2.77%, 9/15/08	100,000,000
200,000,000	Royal Bank of Scotland NY, 2.66%, 8/9/08	200,000,000
100,000,000	Royal Bank of Scotland NY, 2.64%, 9/03/08	100,000,000
200,000,000	Royal Bank of Scotland NY, 3.13%, 2/17/09	200,000,000
200,000,000	Royal Bank of Scotland NY, 2.80%, 11/25/08	200,000,000
200,000,000	Societe Generale NY, 2.81%, 10/9/08	200,000,000
90,000,000	Svenska Handelsbanken, 2.71%, 10/8/08	90,002,664
100,000,000	Svenska Handelsbanken, 2.73%, 11/14/08	100,002,014
200,000,000	Svenska Handelsbanken, 2.73%, 11/20/08	200,004,359
100,000,000	Swedbank NY, 2.63%, 1/12/09	100,000,000
100,000,000	Swedbank NY, 2.63%, 1/14/09	100,000,000
250,000,000	Toronto Dominion Bank, 2.67%, 10/10/08	250,000,000
100,000,000	Toronto Dominion Bank, 2.65%, 10/15/08	100,001,186
200,000,000	UBS AG Stamford, 2.86%, 9/8/08	200,000,164
200,000,000	UBS AG Stamford, 2.85%, 9/18/08	200,000,000
300,000,000	UBS AG Stamford, 2.79%, 9/15/08	300,000,000
100,000,000	UBS AG Stamford, 3.06%, 3/17/09	99,868,949
200,000,000	UBS AG Stamford, 3.23%, 12/24/08	200,006,177
200,000,000	UBS AG Stamford, 2.81%, 10/2/08	200,000,000
250,000,000	UBS AG Stamford, 2.85%, 11/14/08	250,007,542
200,000,000	Wells Fargo N A , 2.42%, 9/5/08	200,000,000
	Total Negotiable Bank Certificates of Deposit (Cost $12,023,998,452)	12,023,998,452

	Commercial Paper - 57.0%
250,000,000	Abbey National America, 2.50%, 9/18/08	249,722,222
200,000,000	ABN Amro America, 2.86%, 10/14/08	199,332,667
250,000,000	ABN Amro America, 1.00%, 10/22/08	248,979,167
100,000,000	Allied Irish Bank, 2.62%, 10/14/08	99,694,333
100,000,000	Allied Irish Bank, 2.85%, 10/27/08	99,564,583
150,000,000	Allied Irish Bank, 2.81%, 11/21/08	149,063,333
200,000,000	Allied Irish Bank, 3.06%, 12/11/08	198,300,000
150,000,000	Allied Irish Bank, 3.09%, 12/22/08	148,570,875
500,000,000	ASB Finance LTD, 3.22%, 8/25/09	500,000,000
118,500,000	ASB Finance LTD, 2.75%, 9/9/08	118,436,635
90,000,000	ASB Finance LTD, 2.76%, 9/22/08	89,862,000
100,000,000	ASB Finance LTD, 2.99%, 12/12/08	99,161,139

75,000,000	Aspen Funding Corp, 2.50%, 9/12/08	74,947,917
100,000,000	Aspen Funding Corp, 2.65%, 9/23/08	99,845,417
100,000,000	Aspen Funding Corp, 2.80%, 10/7/08	99,727,778
100,000,000	AUST & NZ Banking Group, 2.65%, 9/30/08	99,793,889
200,000,000	AUST & NZ Banking Group, 2.70%, 10/9/08	199,445,000
400,000,000	Bank of America, 1.00%, 10/24/08	398,434,222
300,000,000	Bank of America, 2.73%, 11/4/08	298,566,750
250,000,000	Bank of America, 2.82%, 1/5/09	247,552,083
300,000,000	Bank of America, 2.96%, 1/15/09	296,675,625
150,000,000	Bank of Ireland, 2.65%, 9/8/08	149,933,750
200,000,000	Bank of Ireland, 2.70%, 9/15/08	199,805,000
200,000,000	Bank of Ireland, 2.69%, 9/22/08	199,701,111
100,000,000	Bank of Ireland, 2.82%, 11/17/08	99,404,667
126,594,000	Beethoven Funding Corp, 2.88%, 9/5/08	126,563,617
50,000,000	Beethoven Funding Corp, 2.85%, 9/22/08	49,920,833
215,672,000	Beethoven Funding Corp, 2.95%, 10/6/08	215,071,114
200,000,000	Belmont Funding LLC, 2.95%, 9/10/08	199,868,889
200,000,000	Belmont Funding LLC, 3.05%, 9/15/08	199,779,722
250,000,000	Belmont Funding LLC, 2.95%, 9/18/08	249,672,222
300,000,000	Belmont Funding LLC, 2.90%, 9/22/08	299,516,667
100,000,000	Belmont Funding LLC, 2.95%, 9/23/08	99,827,917
125,000,000	Belmont Funding LLC, 2.97%, 10/9/08	124,618,438
200,000,000	Belmont Funding LLC, 3.10%, 10/17/08	199,225,000
100,000,000	Belmont Funding LLC, 1.00%, 10/24/08	99,530,556
200,000,000	Belmont Funding LLC, 3.05%, 11/3/08	198,949,444
100,000,000	Belmont Funding LLC, 3.05%, 11/12/08	99,398,472
237,510,000	CBA Delaware Finance LLC, 2.71%, 11/5/08	236,365,730
200,000,000	Chesham Finance LLC, 3.03%, 9/9/08	199,882,167
150,000,000	Chesham Finance LLC, 3.10%, 10/14/08	149,457,500
250,000,000	Chesham Finance LLC, 3.10%, 10/15/08	249,074,306
200,000,000	Chesham Finance LLC, 3.10%, 10/20/08	199,173,333
250,000,000	Chesham Finance LLC, 3.05%, 11/20/08	248,326,736
205,000,000	Chesham Finance LLC, 3.05%, 11/24/08	203,558,451
200,000,000	Chesham Finance LLC, 3.05%, 11/26/08	198,559,722
100,000,000	Chesham Finance LLC, 3.03%, 12/2/08	99,235,347
250,000,000	Chesham Finance LLC, 3.50%, 12/8/08	247,642,361
250,000,000	Citigroup Funding Inc, 2.84%, 10/24/08	248,974,444
100,000,000	Clipper Receivable LLC, 2.90%, 9/2/08	100,000,000
150,000,000	Clipper Receivable LLC, 2.95%, 9/17/08	149,815,625
250,000,000	Clipper Receivable LLC, 2.95%, 11/21/08	248,361,111
200,000,000	Concord Minutemen Capital, 2.95%, 10/2/08	199,508,333
200,000,000	Concord Minutemen Capital, 2.90%, 10/10/08	199,387,778
253,122,000	Concord Minutemen Capital, 2.95%, 10/15/08	252,230,097
150,000,000	Concord Minutemen Capital, 3.00%, 10/24/08	149,350,000
100,000,000	Concord Minutemen Capital, 3.00%, 11/4/08	99,475,000
225,000,000	Concord Minutemen Capital, 3.05%, 11/14/08	223,608,438
102,346,000	Concord Minutemen Capital, 1.00%, 11/21/08	101,652,322
301,650,000	Concord Minutemen Capital, 3.25%, 12/05/08	299,064,053
250,000,000	Crown Point Capital, 2.61%, 10/29/08	250,000,000
252,471,000	Crown Point Capital, 2.91%, 9/16/08	252,185,287
182,030,000	Crown Point Capital, 1.00%, 9/17/08	181,727,375
250,000,000	Crown Point Capital, 2.95%, 9/18/08	249,672,222

200,000,000	Crown Point Capital, 3.05%, 10/10/08	199,356,111
250,000,000	Crown Point Capital, 3.00%, 10/24/08	248,916,667
100,000,000	Crown Point Capital, 3.05%, 11/4/08	99,466,250
250,000,000	Crown Point Capital, 3.05%, 11/5/08	248,644,444
100,000,000	Curzon Funding LLC, 3.10%, 9/12/08	99,913,889
200,000,000	Curzon Funding LLC, 3.02%, 9/17/08	199,748,333
150,000,000	Curzon Funding LLC, 3.05%, 10/7/08	149,555,208
100,000,000	Curzon Funding LLC, 3.10%, 10/14/08	99,638,333
100,000,000	Curzon Funding LLC, 2.47%, 10/21/08	99,564,444
150,000,000	Curzon Funding LLC, 3.00%, 10/22/08	149,375,000
300,000,000	Curzon Funding LLC, 1.00%, 10/27/08	298,456,944
100,000,000	Curzon Funding LLC, 3.00%, 10/30/08	99,516,667
100,000,000	Curzon Funding LLC, 3.10%, 11/4/08	99,457,500
100,000,000	Curzon Funding LLC, 3.40%, 12/9/08	99,074,444
100,000,000	Curzon Funding LLC, 3.45%, 1/16/09	98,696,667
100,000,000	Curzon Funding LLC, 3.48%, 1/23/09	98,617,667
200,000,000	Danske Corporation, 2.47%, 9/5/08	199,958,833
250,000,000	Danske Corporation, 2.45%, 9/24/08	249,625,694
200,000,000	Danske Corporation, 2.48%, 9/29/08	199,628,000
100,000,000	Danske Corporation, 1.00%, 10/24/08	99,579,667
150,000,000	Depfa Bank PLC, 2.72%, 10/6/08	149,615,375
100,000,000	Depfa Bank PLC, 2.72%, 10/7/08	99,736,042
250,000,000	Depfa Bank PLC, 2.77%, 10/16/08	249,153,611
200,000,000	Depfa Bank PLC, 1.00%, 10/22/08	199,168,056
100,000,000	Deutsche Bank LLC, 2.55%, 10/8/08	99,745,000
350,000,000	Dexia Delaware LLC, 2.78%, 10/9/08	348,999,972
250,000,000	Dexia Delaware LLC, 2.79%, 10/10/08	249,263,750
200,000,000	Dexia Delaware LLC, 2.81%, 11/7/08	198,969,667
150,000,000	East-Fleet Finance LLC, 2.95%, 9/2/08	150,000,000
300,000,000	East-Fleet Finance LLC, 2.95%, 9/3/08	299,975,417
250,000,000	East-Fleet Finance LLC, 2.90%, 9/4//08	249,959,722
100,000,000	Ebbets Funding LLC, 1.00%, 9/12/08	99,889,722
200,000,000	Ebbets Funding LLC, 2.95%, 9/17/08	199,754,167
100,000,000	Ebbets Funding LLC, 3.05%, 9/19/08	99,855,972
100,000,000	Ebbets Funding LLC, 2.97%, 10/9/08	99,694,750
200,000,000	Ebbets Funding LLC, 3.10%, 10/16/08	199,242,222
100,000,000	Ebbets Funding LLC, 3.10%, 10/20/08	99,586,667
200,000,000	Ebbets Funding LLC, 1.00%, 10/23/08	199,079,167
100,000,000	Ebbets Funding LLC, 3.05%, 10/24/08	99,559,444
100,000,000	Ebbets Funding LLC, 3.05%, 11/4/08	99,466,250
550,000,000	Ebbets Funding LLC, 3.25%, 12/19/08	544,742,500
100,000,000	Elysian Funding LLC, 2.90%, 9/10/08	99,935,556
250,000,000	Elysian Funding LLC, 1.00%, 9/12/08	249,791,667
250,000,000	Elysian Funding LLC, 2.90%, 9/18/08	249,677,778
350,000,000	Elysian Funding LLC, 3.05%, 9/19/08	349,510,069
150,000,000	Elysian Funding LLC, 2.90%, 9/24/08	149,734,167
150,000,000	Elysian Funding LLC, 2.96%, 10/3/08	149,617,667
200,000,000	Elysian Funding LLC, 3.02%, 10/16/08	199,261,778
100,000,000	Elysian Funding LLC, 3.00%, 10/24/08	99,566,667
200,000,000	Erasmus Capital Corp, 2.80%, 9/2/08	200,000,000
200,000,000	Erasmus Capital Corp, 3.04%, 10/14/08	199,290,667
400,000,000	Galleon Capital LLC, 2.85%, 9/8/08	399,805,000

100,000,000	Galleon Capital LLC, 3.00%, 9/9/08	99,941,667
175,000,000	Galleon Capital LLC, 2.96%, 9/17/08	174,784,167
200,000,000	Galleon Capital LLC, 2.95%, 10/16/08	199,278,889
400,000,000	Galleon Capital LLC, 2.95%, 11/3/08	397,967,778
200,000,000	Galleon Capital LLC, 2.95%, 11/13/08	198,820,000
100,000,000	Gemini Securitization LLC, 2.80%. 9/17/08	99,883,333
150,000,000	Gemini Securitization LLC, 2.65%. 10/21/08	149,458,958
200,000,000	Gemini Securitization LLC, 2.67%. 10/27/08	199,184,167
200,000,000	General Electric Corp, 2.56%, 10/29/08	199,189,333
100,000,000	Grampian Funding LLC, 2.78%, 10/17/08	99,652,500
100,000,000	Grampian Funding LLC, 2.89%, 10/22/08	99,598,611
100,000,000	Grampian Funding LLC, 2.89%, 11/18/08	99,381,861
100,000,000	Grampian Funding LLC, 2.89%, 11/19/08	99,373,833
200,000,000	Grampian Funding LLC, 2.90%, 11/20/08	198,727,222
100,000,000	Grampian Funding LLC, 2.90%, 11/24/08	99,331,389
100,000,000	ING Funding LLC, 2.68%, 10/6/08	99,746,889
150,000,000	ING Funding LLC, 2.70%, 11/3/08	149,303,792
200,000,000	ING Funding LLC, 2.70%, 11/6/08	199,025,000
100,000,000	ING Funding LLC, 2.80%, 12/23/08	99,128,889
100,000,000	J P Morgan Chase & Co., 1.00%, 9/2/08	100,000,000
200,000,000	J P Morgan Chase & Co., 2.94%, 2/9/09	197,391,111
150,000,000	Lehman Brothers Holdings, 1.00%, 10/10/08	149,525,000
200,000,000	Lehman Brothers Holdings, 3.29%, 10/27/08	198,994,722
185,000,000	Lehman Brothers Holdings, 1.00%, 10/29/08	183,913,279
300,000,000	Lexington Parker Capital, 2.85%, 9/2/08	300,000,000
175,000,000	Lexington Parker Capital, 3.00%, 9/12/08	174,854,167
100,000,000	Lexington Parker Capital, 3.05%, 10/1/08	99,754,306
250,000,000	Lexington Parker Capital, 1.00%, 10/17/08	248,984,375
200,000,000	Market Street Funding LLC, 2.85, 9/9/08	199,889,167
150,000,000	Morgan Stanley, 2.80%, 11/3/08	149,276,667
200,000,000	Morgan Stanley, 2.83%, 11/14/08	198,852,278
150,000,000	Morgan Stanley, 2.85%, 11/17/08	149,097,500
175,000,000	Morgan Stanley, 3.11%, 1/23/09	172,838,118
107,000,000	Morrigan Funding LLC, 1.00%, 9/5/08	106,971,021
100,000,000	Morrigan Funding LLC, 2.95%, 9/8/08	99,950,833
250,000,000	Morrigan Funding LLC, 1.00%, 9/17/08	249,584,375
275,000,000	Morrigan Funding LLC, 3.05%, 9/18/08	274,627,222
200,000,000	Morrigan Funding LLC, 3.10%, 10/20/08	199,173,333
100,000,000	Morrigan Funding LLC, 3.15%, 11/4/08	99,448,750
100,000,000	Morrigan Funding LLC, 3.15%, 11/13/08	99,370,000
300,000,000	Morrigan Funding LLC, 3.20%, 11/25/08	297,760,000
100,000,000	National Australia Funding, 2.88%, 4/6/09	100,000,000
200,000,000	National Australia Funding, 2.67%, 9/25/08	199,658,833
200,000,000	National Australia Funding, 2.72%, 11/14/08	198,898,917
100,000,000	Nordea North America Inc, 2.54%, 10/6/08	99,760,111
200,000,000	Rabobank USA Finance Corp, 2.68%, 10/9/08	199,449,111
50,000,000	Scaldis Capital LLC, 2.92%, 9/12/08	49,959,444
200,000,000	Scaldis Capital LLC, 2.80%, 9/15/08	199,797,778
150,000,000	Scaldis Capital LLC, 2.90%, 10/6/08	149,589,167
100,000,000	Scaldis Capital LLC, 2.93%, 11/17/08	99,381,444
50,000,000	Societe Generale, 2.74%, 9/4/08	49,992,389
450,000,000	Societe Generale, 2.90%, 9/8/08	449,787,833

200,000,000	Societe Generale, 2.72%, 9/18/08	199,758,222
100,000,000	Societe Generale, 2.81%, 10/9/08	99,711,194
200,000,000	Societe Generale, 1.00%, 10/22/08	199,125,000
200,000,000	Societe Generale, 2.83%, 10/27/08	199,135,278
201,525,000	Surrey Funding Corp, 2.83%, 9/8/08	201,429,276
200,000,000	Surrey Funding Corp, 2.64%, 9/16/08	199,795,444
200,000,000	Surrey Funding Corp, 2.95%, 10/21/08	199,196,944
100,000,000	Surrey Funding Corp, 2.95%, 10/28/08	99,541,111
250,000,000	Surrey Funding Corp, 2.95%, 10/29/08	248,832,292
150,000,000	Surrey Funding Corp, 2.91%, 10/30/08	149,296,750
50,000,000	Tasman Funding Inc, 3.15%, 912/08	49,956,250
150,000,000	Tasman Funding Inc, 3.05%, 9/17/08	149,809,375
350,000,000	Tasman Funding Inc, 3.05%, 9/25/08	349,317,986
220,000,000	Tasman Funding Inc, 3.25%, 9/26/08	219,523,333
100,000,000	Tasman Funding Inc, 3.25%, 10/1/08	99,738,194
200,000,000	Tasman Funding Inc, 3.20%, 10/27/08	199,022,222
100,000,000	Tasman Funding Inc, 3.20%, 11/3/08	99,448,889
125,000,000	Tasman Funding Inc, 3.20%, 11/6/08	124,277,778
175,000,000	Tasman Funding Inc, 3.20%, 11/20/08	173,771,111
125,000,000	TSL USA Inc, 2.90%, 9/4/08	124,979,861
275,000,000	TSL USA Inc, 2.95%, 9/5/08	274,933,125
100,000,000	TSL USA Inc, 2.90%, 9/8/08	99,951,667
100,000,000	TSL USA Inc, 3.00%, 9/10/08	99,933,333
200,000,000	TSL USA Inc, 3.05%, 10/6/08	199,423,889
100,000,000	TSL USA Inc, 3.05%, 10/9/08	99,686,528
140,000,000	TSL USA Inc, 3.07%, 10/15/08	139,486,628
150,000,000	TSL USA Inc, 3.05%, 11/28/08	148,894,375
100,000,000	TSL USA Inc, 3.25%, 12/9/08	99,115,278
150,000,000	UBS Finance Delaware LLC, 1.00%, 9/19/08	149,694,000
100,000,000	Victory Receivables Corp, 2.87%, 9/25/08	99,816,639
125,000,000	Victory Receivables Corp, 2.77%, 11/3/08	124,403,681
183,600,000	Westpac Banking Corp, 1.00%, 10/6/08	183,143,958
100,000,000	Westpac Banking Corp, 2.68%, 10/9/08	99,724,556
800,000,000	Westpac Banking Corp, 1.00%, 10/10/08	797,779,111
200,000,000	Westpac Banking Corp, 2.71%, 11/7/08	199,006,333
200,000,000	Westpac Banking Corp, 2.71%, 11/10/08	198,961,167
100,000,000	Westpac Banking Corp, 2.71%, 11/14/08	99,450,472
	Total Commercial Paper
	(Cost $36,788,570,822)	36,788,570,822

	Euro Time Deposit - 0.8%
500,000,000	KBC Bank, 1.94%, 9/2/08
	(Cost $500,000,000)	500,000,000

	Floating Rate Notes* - 12.7%
100,000,000	ABN Amro Bank, 3.00%, 1/30/09	100,000,000
100,000,000	AIG Matched Funding Corp, 2.08%, 9/12/08	99,977,650
200,000,000	American Express Centurion, 2.71%, 9/10/08	200,000,000
200,000,000	American Express Centurion, 2.72%, 9/18/08	200,000,000
40,000,000	American Express Centurion, 2.48%, 2/20/09	39,934,589
250,000,000	American Express Centurion, 3.16%, 5/11/09	250,000,000

200,000,000	American Express Centurion, 2.48%, 12/19/08	200,000,000
178,000,000	American Honda Finance, 2.91%, 11/20/08	178,000,000
75,000,000	Bank of America, 2.47%, 2/27/08	74,908,788
410,000,000	Bank of Ireland, 2.47%, 9/18/08	409,999,110
365,000,000	Bank of Ireland, 2.80%, 11/14/08	364,978,317
125,000,000	Bank of Scotland, 2.91%, 10/31/08	125,000,000
100,000,000	Bank of Scotland, 2.89%, 10/03/08	100,000,000
110,000,000	Bank of Scotland, 2.90%, 11/14/08	110,000,000
300,000,000	Bank of Scotland, 3.01%, 5/6/09	300,000,000
250,000,000	Citigroup Funding, 3.67%, 5/8/09	249,974,758
100,000,000	Danske Corp, 2.88%, 12/15/08	100,000,000
190,000,000	Deutsche Bank NY, 2.45%, 12/1/08	189,807,149
250,000,000	Deutsche Bank NY, 3.01%, 4/21/09	250,000,000
200,000,000	General Electric Cap, 2.51%, 5/22/08	200,000,000
35,000,000	Goldman Sachs Group, Inc., 2.25%, 12/23/08	34,933,486
300,000,000	Goldman Sachs, 2.37%, 11/28/08	300,000,000
375,000,000	HBOS Treasury Services PLC, 2.45%, 9/5/08	374,999,422
200,000,000	HSBC Bank, 3.20%, 8/14/09	200,000,000
275,000,000	HSBC Bank, 3.19%, 5/15/09	275,000,000
275,000,000	Lloyds TSB Group Inc.,, 3.10%, 8/7/09	275,000,000
66,000,000	Merrill Lynch, 2.89%, 1/30/09	65,401,520
100,000,000	National Australia Bank, 3.01%, 2/19/09	100,000,000
275,000,000	Nordea Bank, 3.15%, 8/24/09	275,000,000
200,000,000	Royal Bank of Canada, 2.45%, 9/30/08	200,000,000
200,000,000	Royal Bank of Scotland, 2.96%, 9/18/08	200,000,000
150,000,000	Royal Bank of Scotland, 2.97%, 10/10/08	150,000,000
200,000,000	Royal Bank of Scotland, 2.26%, 10/30/08	200,000,000
145,000,000	Skandinaviska Enskilda Banken, 2.47%, 9/8/08	145,000,000
150,000,000	Societe Generale, 3.29%, 9/4/09	150,000,000
100,000,000	Svenska Handelsbanken, 2.45%, 9/12/08	99,993,685
200,000,000	Svenska Handelsbanken, 2.46%, 9/19/08	200,000,000
222,000,000	Svenska Handelsbanken, 3.15%, 5/26/098	221,999,041
500,000,000	Unicredito Italiano SpA, 2.50%, 11/14/08	500,000,000
150,000,000	Wachovia Bank, 3.82%, 1/9/09	150,000,000
350,000,000	Wachovia Bank, 3.00%, 5/1/09	350,000,000
	Total Floating Rate Notes
	(Cost $8,209,907,515)	8,209,907,515

	Medium-Term Notes - 1.2%
150,000,000	American General Finance, 3.06%, 9/18/08	150,000,000
225,000,000	BNP Paribas U S, 2.77%, 11/07/08	225,000,000
250,000,000	Lehman Brothers, 3.19%, 3/20/09	250,000,000
140,000,000	Merrill Lynch, 4.61%, 5/20/09	139,753,677
	Total Medium-Term Notes
	(Cost $764,753,677)	764,753,677

	US Corporate Notes/Bonds - 0.7%
200,000,000	Federal Home Loan Bank, 2.57%, 5/5/09	199,971,176
125,000,000	Goldman Sachs Group, 3.88%, 1/15/09	125,326,321
125,000,000	Morgan Stanley, 3.88%, 1/15/09	125,110,791
	Total US Corporate Notes/Bonds
	(Cost $450,408,288)	450,408,288

	Promissory Notes - 0.8%
500,000,000	Merrill Lynch, 3.13%, 3/27/09
	(Cost $500,000,000)	500,000,000

	Repurchase Agreements – 5.9%
300,000,000	Bank of America N.A., 2.13%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $300,053,250 (collateralized by FGPC 5.00% due 7/1/38 valued at $309,000,000)	300,000,000

950,000,000	Citibank N.A., 2.43%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $950,191,979 (collateralized by MNI 0.00% to 8.62% due 5/31/30 to 8/18/38 valued at $910,560,982, TRR 0.00% to 0.00% due 8/24/35 to 11/30/60 valued at $156,751,708)	950,000,000

375,000,000	Deutsche Bank Securities, 2.14%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $375,066,875 (collateralized by FGRA 0.00% to 3.46%, due 10/15/20 to 10/15/36 valued at $31,265,474, FGRM 5.00% to 7.50% due 1/15/27 to 2/15/27 valued at $10,175,140, FNMS 4.50% to 7.00%, due 1/1/18 to 7/1/48 valued at $275,360,168, FNST 0.00% to 6.00%, due 1/1/33 to 11/1/36 valued at $69,449,218)	375,000,000

200,000,000	Merrill Lynch, 2.43%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $200,040,417 (collateralized by FNMS 5.00% to 8.50%, due 11/1/27 to 7/1/38 valued at $206,003,024)	200,000,000

400,000,000	Merrill Lynch, 2.43%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $400,080,833 (collateralized by WLR valued at $460,007,413)	400,000,000

1,300,000,000	Morgan Stanley, 2.58%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $1,300,278,958 (collateralized by WLR valued at $1,329,608,107)	1,300,000,000

307,000,000	RBS Greenwich Capital Markets Inc., 2.15%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $307,055,004 (collateralized by FNST 0.00%, due 11/1/35 to 7/1/36 valued at $316,210,456)	307,000,000
	Total Repurchase Agreements
	(Cost $3,832,000,000)	3,832,000,000

Total Investments (Cost+ $64,019,637,702)	99.2%	64,019,637,702
Other Assets less Liabilities	0.8	517,059,585
Net Assets	100.0%	$64,536,697,287

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$64,019,637,702

Level 3- Significant Unobservable Inputs	0

Total	$64,019,637,702

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)
	US Corporate Notes/Bonds – 23.0%
$32,750,000	Federal Home Loan Bank, 4.25%, 11/13/08		$32,874,749
69,000,000	Federal Home Loan Bank, 3.63%, 11/14/08		69,183,290
138,000,000	Federal Home Loan Bank, 5.13%, 12/29/08		139,251,196
100,000,000	Federal Home Loan Bank, 2.02%, 2/20/09		100,000,000
227,000,000	Federal Home Loan Bank, 2.90%, 3/5/09		227,000,000
200,000,000	Federal Home Loan Bank, 2.57%, 5/5/09		200,000,000
500,000,000	Federal Home Loan Bank, 2.62%, 10/23/09		500,000,000
250,000,000	Federal Home Loan Bank, 2.34%, 12/28/09		250,000,000
350,000,000	Federal Home Loan Bank, 2.49%, 1/28/09		350,000,000
50,000,000	Freddie Mac, 5.00%, 1/16/09		50,424,595
250,000,000	Freddie Mac, 2.61%, 4/21/09		250,000,000
	Total US Corporate Notes/Bonds (Cost $2,168,733,830)		2,168,733,830

	Floating Rate Notes* – 73.3%
875,000,000	Fannie Mae, 2.10%, 1/9/09		875,000,000
200,000,000	Fannie Mae, 2.06%, 1/23/09		200,000,000
375,000,000	Fannie Mae, 2.25%, 9/3/09		375,000,000
200,000,000	Fannie Mae, 2.24%, 10/7/09		200,000,000
148,800,000	Fannie Mae, 2.48%, 11/19/08		148,000,448
200,000,000	Fannie Mae, 2.65%, 1/5/09		198,159,722
200,000,000	Federal Farm Credit Bank, 2.00%, 2/23/09		200,000,000
100,000,000	Federal Farm Credit Bank, 2.03%, 3/11/09		100,000,000
250,000,000	Federal Farm Credit Bank, 2.04%, 3/17/09		250,000,000
500,000,000	Federal Farm Credit Bank, 2.06%, 11/16/09		500,000,000
235,000,000	Federal Farm Credit Bank, 2.34%, 1/11/10		235,000,000
250,000,000	Federal Home Loan Bank, 2.62%, 1/5/09		249,941,919
200,000,000	Federal Home Loan Bank, 2.06%, 1/30/09		200,000,000
500,000,000	Federal Home Loan Bank, 2.08%, 1/30/09		500,000,000
200,000,000	Federal Home Loan Bank, 2.68%, 2/11/09		199,977,153
100,000,000	Federal Home Loan Bank, 2.69%, 2/18/09		100,000,000
250,000,000	Federal Home Loan Bank, 2.13%, 2/20/09		250,000,000
300,000,000	Federal Home Loan Bank, 2.67%, 2/23/09		299,992,976
100,000,000	Federal Home Loan Bank, 2.29%, 4/13/09		100,000,000
100,000,000	Federal Home Loan Bank, 2.17%, 4/21/09		100,000,000
230,000,000	Federal Home Loan Bank, 2.62%, 5/5/09		230,000,000
250,000,000	Federal Home Loan Bank, 2.12%, 8/7/09		250,000,000
200,000,000	Federal Home Loan Bank, 2.29%, 10/28/09		200,000,000
200,000,000	Federal Home Loan Bank, 2.63%, 11/20/09		200,000,000
200,000,000	Federal Home Loan Bank, 2.63%, 11/23/09		200,000,000
50,000,000	Freddie Mac, 2.35%, 1/14/08		49,862,917
200,000,000	Freddie Mac, 2.82%, 2/2/09		197,603,000
50,000,000	Freddie Mac, 2.50%, 1/12/09		49,541,668
250,000,000	Freddie Mac, 2.64%, 9/30/08		250,000,000
	Total Floating Rate Notes (Cost $6,908,079,803)		6,908,079,803

	Repurchase Agreements – 4.8%
450,000,000	Barclays Capital, Inc., 2.25%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $450,534,375 (collateralized by FGRA 2.81% to 3.04% due 12/15/32 to 6/15/37 valued at $148,273,461, FGRM 5.00% to 6.00% due 3/15/28 to 11/15/37 valued at $156,639,311, FNRA 2.83% to 3.02% due 6/25/35 to 9/25/37 valued at $61,387,984, FNRM 5.50% to 5.80% due 12/25/28 to 6/25/37 valued at $69,762,985, FNST 6.50% due 7/1/37 valued at $25,910,237)		450,000,000
	Total Repurchase Agreements (Cost $450,000,000)		450,000,000

	Total Investments (Cost +$10,382,897,955)	101.0%	9,526,813,633
	Other Assets less Liabilities	(1.0)	(97,339,824)
	Net Assets	100.0%	$9,429,473,809

See notes to financial statements.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$9,526,813,633.00

Level 3- Significant Unobservable Inputs	$0

Total	$9,526,813,633.00

See notes to financial statements.

THE RESERVE FUND - U.S. TREASURY FUND

STATEMENT OF NET ASSETS – AUGUST 31, 2008

Principal			Value
Amount			(Note 1)
	U.S. Treasury Bills - 96.4%
$120,647,000	U.S. Treasury Bill, 1.50%, 9/4/08		$120,637,139
312,955,000	U.S. Treasury Bill, 1.69%, 9/11/08		312,820,348
228,474,000	U.S. Treasury Bill, 1.63%, 9/18/08		228,320,371
147,397,000	U.S. Treasury Bill, 1.63%, 9/25/08		147,243,691
214,638,000	U.S. Treasury Bill, 1.54%, 10/2/08		214,381,298
150,000,000	U.S. Treasury Bill, 1.56%, 10/9/08		149,759,500
200,000,000	U.S. Treasury Bill, 1.46%, 10/16/08		199,643,111
95,000,000	U.S. Treasury Bill, 1.62%, 10/30/08		94,752,050
200,000,000	U.S. Treasury Bill, 1.56%, 11/6/08		199,436,667
100,000,000	U.S. Treasury Bill, 1.83%, 11/13/08		99,634,000
31,439,000	U.S. Treasury Bill, 1.92%, 11/20/08		31,306,537
220,000,000	U.S. Treasury Bill, 1.67%, 11/28/08		219,114,050
100,000,000	U.S. Treasury Bill, 0.01%, 9/15/08		99,937,889
	Total U.S. Treasury Bills (Cost $2,116,986,651)		2,116,986,651

	Total Investments (Cost+ $2,116,986,651)	96.4%	2,116,986,651
	Other Assets	3.6	79,328,674
	Net Assets	100.0%	$2,196,315,325

	Net Asset value, offering and redemption price per share of each Class based on
	shares of beneficial interest, $.001 par value outstanding and equivalent to the
	Net Assets of each Class:

	821,129,086 shares Class R		$1.00

	5,447,891 shares Investor Class II(a)		$1.00

	100,228 shares Investor Class I(a)		$1.00

	144,379,566 shares Class Treasurer’s Trust		$1.00

	7,380,462 shares Liquidity Class V(a)		$1.00

	5,588,780 shares Liquidity Class III(a)		$1.00

	100,334 shares Liquidity Class II(a)		$1.00

	170,779,024 shares Liquidity Class I(a)		$1.00

	1,042,926,814 shares Class Institutional		$1.00

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$2,116,986,651.00

Level 3- Significant Unobservable Inputs	0

Total	$2,116,986,651.00

THE RESERVE FUND - PRIMARY II FUND

STATEMENT OF NET ASSETS – AUGUST 31, 2008

Principal			Value
Amount			(Note 1)
	Discount Notes – 13.2%
$1,200,000	Fannie Mae, Zero Coupon Discount Note, 2.57%, 12/8/08		$1,191,690
1,200,000	Federal Home Loan, Zero Coupon Discount Note, 2.25%, 10/3/08		1,195,920
1,200,000	Freddie Mac, Zero Coupon Discount Note, 2.40%, 10/23/08		1,197,675
			3,585,285

	Repurchase Agreements – 5.6%
1,522,000	Bank of America N.A., 2.13%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $1,522,000 (collateralized by GNMA 6.00% due 5/20/38 valued at 1,522,000)		1,522,000

	Total Investments (Cost* $5,107,285)	18.8%	5,107,285
	Other Assets less Liabilities	81.2	22,022,173
	Net Assets	100.0%	$27,129,458

	Net asset value, offering and redemption price per share of each Class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 5,107,285 shares Class Institutional		$1.00

GLOSSARY

GNMA - Government National Mortgage Association
* The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.
^ Amount is less than 0.05%

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Investments in
Valuation Inputs	Securities

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$5,107,285.00

Level 3- Significant Unobservable Inputs	0

Total	$5,107,285.00

THE RESERVE FUND - U.S. GOVERNMENT II FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2008

Principal			Value
Amount			(Note 1)

	US Corporate Notes/Bonds – 69.32%
$1,200,000	Fannie Mae, 2.25%, 10/3/08		$1,197,675
1,200,000	Fannie Mae, 2.25%, 10/3/08		1,195,954
1,200,000	Fannie Mae, 2.25%, 10/3/08		1,191,690
	Total US Corporate Notes/Bonds (Cost $3,585,319)		$3,585,319

	Repurchase Agreements – 30.68%
$1,587,000	Bank of America N.A., 2.13%, dated 8/29/08, due 9/2/08, repurchase proceeds at maturity $1,587,376 (collateralized by FGPC 5.00% due 3/1/38 valued at $1,634,611)		1,587,000

	Total Investments (Cost* $5,172,319)	100.0%	5,172,319
	Other Assets less Liabilities	0.0 ^	(197)
	Net Assets	100.0%	$5,172,122

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 (“FAS 157), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels:

Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of August 31, 2008:

Valuation Inputs

Level 1- Quoted Prices	$0

Level 2- Other Significant Observable Inputs	$5,172,319.00

Level 3- Significant Unobservable Inputs	0

Total	$5,172,319.00

See notes to financial statements.

(2) Subsequent Events:

As of October 7, 2008, and until further notice, each of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund and the U.S. Government II Fund (“Funds”) are not offering any class of shares for purchase, except through dividend reinvestment. In addition, in accordance with relief provided pursuant to an exemptive order by the Securities and Exchange Commission (“SEC”) under Section 22(e) of the Investment Company Act of 1940 (“1940 Act”), the Primary Fund and U.S. Government Fund has suspended the right of redemption and postponed the date of payment upon redemption of shares for an indefinite period. At times since September 15, 2008 the Funds failed to transmit shareholder redemption proceeds within seven calendar days of receipt of the redemption request as required by the 1940 Act.

The Board of Trustees of the Reserve Fund (“Board”) has voted to liquidate the net assets of the Primary Fund and U.S. Government Fund and distribute the resulting proceeds to fund shareholders. Upon conclusion of such distributions, the Primary Fund and U.S. Government Fund will become inactive. Under the SEC exemptive order, any distributions to shareholders of the Primary Fund and U.S. Government Fund are subject to the supervision of the SEC. Concerning the U.S. Government Fund, the Board and RMCI are currently working with the SEC to develop a plan to distribute the net assets of the Fund but cannot currently estimate the timing or amount of distributions to be made to shareholders. The U.S. Treasury Fund, Primary II Fund and The U.S. Government II Fund have not requested any relief from the SEC and are paying out redemption proceeds in accordance with Section 22(e) of the 1940 Act. The Board and RMCI are evaluating whether to continue to operate and offer shares of the U.S. Treasury Fund, Primary II Fund and U.S. Government II Fund to investors in the future or to liquidate the assets of the Fund.

Due to recent economic turmoil, the net assets of the Funds have significantly declined (see Note 3) resulting from significant redemptions by investors in the Funds. The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund and the U.S. Government Fund.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund’s holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. (“Lehman”), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman resulted in a decrease to the fair values of all debt securities issued by Lehman and held by the Primary Fund as determined by the Board of Trustees. The fair value declines of the assets coupled with aforementioned redemptions on and after September 15, 2008 resulted in the Fund’s significant decline in net asset value/share. As a result, the U.S. Government Fund experienced significant redemption demands. At the same time, the extreme illiquidity of the financial markets and the limited number of bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests difficult. Faced with this, the U.S. Government Fund obtained relief from the SEC permitting the U.S. Government Fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption.

The above mentioned actions variously allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the U.S. Treasury Fund, the Primary II Fund and the U.S. Government II Fund.

The conditions and events resulted in a significant decline in the net assets of the Funds and in the Funds’ ability to meet shareholder redemption requests as required by the 1940 Act subsequent to May 31, 2008 and, accordingly, contributed to the liquidation of the U.S. Government Fund and raised substantial doubt about the U.S. Treasury Fund’s, Primary II Fund’s and U.S. Government II Fund’s ability to continue as a going concern. Further, the conditions and events described above may result in the Funds disposing of their assets at distressed prices in order to meet shareholder redemption requests.

As a result of the decline of the Primary Fund’s NAV below $1 the process of determining accurately the number of shares each investor held in the Primary Fund has proven extremely complex. Reserve is currently undergoing an extensive reconciliation process to ensure all shareholder accounts are in balance.

(10) Recent net assets and net asset value per share information and redemptions payable information (Unaudited):

Net assets of the Funds as of October 3, 2008 were as follows:

Primary Fund $ 3,716,276

U.S. Government Fund $ 885,714,651

U.S. Treasury Fund $ 320,327,053

Primary II Fund $ 1,037,616

U.S. Government II Fund $ 1,079,367

Redemptions payable as of October 3, 2008 are as follows:

Primary Fund $ 48,608,376,592

U.S. Government Fund $ 8,038,768,038

U.S. Treasury Fund: $ 5,572,572

Primary II Fund $ —

U.S. Government II Fund $ —

In addition, the aforementioned decline in the fair value of debt investments in Lehman coupled with a marked declined in the Primary Fund’s net assets due to redemptions on and after September 15, 2008 resulted in the Fund’s decline in net asset value from $1.00 to $0.97 as of the close of the U.S. securities exchanges on September 16.

Item 2.           Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officers and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 29, 2008

*  Print the name and title of each signing officer under his or her signature.